Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Manufacturing industry USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Financial service industry USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Other USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Forward contracts USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Option contracts USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Manufacturing industry USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Financial service industry USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Other USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Forward contracts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Option contracts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	$ 560,159	¥ 45,933,000	¥ 49,372,000							$ 331,366	¥ 27,172,000	¥ 30,219,000	$ 197,147	¥ 16,166,000	¥ 16,439,000	$ 31,646	¥ 2,595,000	¥ 2,714,000													$ 331,366	¥ 27,172,000	¥ 30,219,000	$ 197,147	¥ 16,166,000	¥ 16,439,000	$ 31,646	¥ 2,595,000	¥ 2,714,000
Derivatives assets				19,390	1,590,000	10,608,000													27,439	2,250,000	416,000	61	5,000	7,000	19,390	1,590,000	10,608,000																27,439	2,250,000	416,000	61	5,000	7,000	19,390	1,590,000	10,608,000
Total assets							607,049	49,778,000	60,403,000																			560,159	45,933,000	49,372,000										46,890	3,845,000	11,031,000
Derivatives liabilities																			104,183	8,543,000	2,968,000				14,353	1,177,000	1,008,000																104,183	8,543,000	2,968,000				14,353	1,177,000	1,008,000
Other							656,768	53,855,000	27,524,000																															647,597	53,103,000	26,665,000										9,171	752,000	859,000
Total liabilities							$ 775,304	¥ 63,575,000	¥ 31,500,000																															$ 766,133	¥ 62,823,000	¥ 30,641,000										$ 9,171	¥ 752,000	¥ 859,000